Transamerica International Stock

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Australia - 4.7%
BHP Group Ltd.	18,924	$ 743,312
Commonwealth Bank of Australia	34,643	2,539,611
Fortescue Metals Group Ltd.	102,159	1,866,711
National Australia Bank Ltd.	31,779	606,017
Sandfire Resources Ltd.	121,024	612,568

		6,368,219

Austria - 0.5%
voestalpine AG	15,946	703,468

Belgium - 0.2%
UCB SA	2,701	292,133

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	834,900	844,858

Denmark - 3.5%
AP Moller - Maersk A/S, Class B	687	1,906,578
Danske Bank A/S	21,918	384,135
Novo Nordisk A/S, Class B	18,224	1,687,019
Pandora A/S	2,632	340,467
Scandinavian Tobacco Group A/S, Class A (A)	24,620	504,371

		4,822,570

Finland - 2.4%
Nordea Bank Abp	275,827	3,230,047

France - 6.7%
BNP Paribas SA	15,488	944,445
Capgemini SE	2,608	563,726
Cie de Saint-Gobain	24,224	1,731,489
Eiffage SA	10,164	1,036,165
Fnac Darty SA	8,699	603,816
Rexel SA (B)	19,615	414,110
Sanofi	7,902	814,485
Sartorius Stedim Biotech	1,205	687,867
Societe Generale SA	28,438	832,827
TotalEnergies SE	34,963	1,524,621

		9,153,551

Germany - 9.2%
Bayer AG	11,336	675,387
Bayerische Motoren Werke AG	10,402	1,034,284
Daimler AG	25,800	2,302,377
Deutsche Post AG	35,243	2,388,459
Deutsche Telekom AG	77,272	1,603,715
HeidelbergCement AG	11,798	1,045,512
Hornbach Holding AG & Co. KGaA	2,120	238,203
Infineon Technologies AG	31,729	1,212,496
Merck KGaA	9,934	2,033,529

		12,533,962

Hong Kong - 2.7%
ASM Pacific Technology Ltd.	41,700	537,667
CK Hutchison Holdings Ltd.	167,500	1,223,805
Kerry Properties Ltd.	170,500	503,524
Pacific Basin Shipping Ltd. (B)	1,923,000	857,136
WH Group Ltd. (A)	697,000	577,511

		3,699,643

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.6%
Teva Pharmaceutical Industries Ltd., ADR (B)	81,000	$ 781,650

Italy - 1.5%
Enel SpA	120,605	1,111,439
Eni SpA	51,107	604,371
Unipol Gruppo SpA	57,973	308,094

		2,023,904

Japan - 28.2%
AGC, Inc.	38,000	1,624,999
Arcland Sakamoto Co. Ltd.	10,400	143,454
Central Glass Co. Ltd.	19,200	388,164
Cosmo Energy Holdings Co. Ltd.	11,800	274,436
FUJIFILM Holdings Corp.	41,100	2,949,452
Fujitsu Ltd.	8,800	1,497,148
Hirogin Holdings, Inc.	39,900	214,700
Hitachi Ltd.	50,100	2,881,711
Hokkaido Electric Power Co., Inc. (C)	54,900	246,492
Honda Motor Co. Ltd.	29,500	947,477
Ibiden Co. Ltd.	10,400	550,942
Iida Group Holdings Co. Ltd.	51,000	1,230,666
ITOCHU Corp.	90,400	2,675,771
Kajima Corp.	108,400	1,395,410
Marubeni Corp.	164,100	1,396,722
Mitsubishi Corp.	26,500	743,292
Mitsubishi UFJ Financial Group, Inc.	208,400	1,100,910
Mitsui & Co. Ltd.	73,100	1,677,821
Mizuho Financial Group, Inc.	30,990	442,835
Murata Manufacturing Co. Ltd.	14,700	1,219,890
NEC Networks & System Integration Corp.	50,100	888,451
Nippon Telegraph & Telephone Corp.	96,400	2,468,622
Nippon Yusen KK	27,700	1,496,686
Nomura Holdings, Inc.	128,200	641,972
Ricoh Co. Ltd.	60,600	662,167
Sawai Group Holdings Co. Ltd.	11,300	483,992
Sekisui House Ltd. (C)	51,500	1,019,983
SoftBank Group Corp.	8,700	547,105
Sony Group Corp.	33,900	3,541,413
Toyota Motor Corp.	33,500	3,007,478

		38,360,161

Netherlands - 5.8%
Akzo Nobel NV	4,457	550,561
ASM International NV (C)	5,257	1,865,762
ASR Nederland NV	7,013	288,210
Koninklijke Ahold Delhaize NV	33,164	1,030,897
Koninklijke Philips NV	9,575	441,498
NN Group NV	20,626	1,025,450
PostNL NV	154,991	838,747
Prosus NV (B)	4,014	358,123
Royal Dutch Shell PLC, B Shares	39,339	777,306
Signify NV (A)	12,633	707,685

		7,884,239

Norway - 0.5%
AKER Solutions ASA (B)	199,730	379,904
Austevoll Seafood ASA	23,510	296,397

		676,301

Republic of South Africa - 0.0% (D)
Thungela Resources Ltd. (B) (C)	2,321	7,191

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.1%
DBS Group Holdings Ltd.	61,600	$ 1,378,383
Yanlord Land Group Ltd.	225,800	186,542

		1,564,925

Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA (B)	71,269	456,227
Iberdrola SA	97,490	1,173,300
Repsol SA	20,949	229,453
Telefonica SA	111,407	509,670

		2,368,650

Sweden - 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	42,932	495,185

Switzerland - 10.1%
Alcon, Inc.	23,114	1,682,677
Julius Baer Group Ltd.	22,770	1,502,864
Nestle SA	10,443	1,322,393
Novartis AG	29,348	2,714,056
Roche Holding AG	3,653	1,411,198
Sonova Holding AG	4,327	1,698,931
Swiss Life Holding AG	2,420	1,248,243
UBS Group AG	102,031	1,681,040
Zurich Insurance Group AG	1,178	474,940

		13,736,342

United Kingdom - 14.3%
3i Group PLC	85,820	1,525,296
Anglo American PLC	23,214	1,028,704
Aviva PLC	110,683	594,438
Barclays PLC	428,711	1,037,086
Bellway PLC	8,500	388,087
BP PLC	135,479	543,816
British American Tobacco PLC	25,847	961,312
BT Group PLC (B)	197,947	476,802
Coca-Cola Europacific Partners PLC	30,254	1,877,563
Computacenter PLC	23,048	871,260
Ferguson PLC	6,601	925,388
GlaxoSmithKline PLC	26,077	514,860
Imperial Brands PLC	63,725	1,364,371
Kingfisher PLC	136,202	699,592
Lloyds Banking Group PLC	880,805	556,904
Persimmon PLC	31,553	1,272,773
Redrow PLC	41,399	369,879
Rio Tinto PLC	14,563	1,236,987
Royal Mail PLC	37,616	263,552
SSE PLC (C)	62,773	1,258,566
Standard Chartered PLC	77,765	466,186
Unilever PLC	4,990	287,182
Vodafone Group PLC	594,958	956,664

		19,477,268

Total Common Stocks (Cost $106,146,143)		129,024,267

	Shares	Value
PREFERRED STOCKS - 1.8%
Germany - 1.8%
Draegerwerk AG & Co. KGaA, 0.27% (E)	1,865	$ 171,458
Volkswagen AG, 2.33% (E)	9,140	2,226,234

Total Preferred Stocks (Cost $1,782,751)		2,397,692

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF (C)	17,300	1,375,177

Total Exchange-Traded Fund (Cost $1,374,134)		1,375,177

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (E)	1,466,769	1,466,769

Total Other Investment Company (Cost $1,466,769)		1,466,769

Total Investments (Cost $110,769,797)		134,263,905
Net Other Assets (Liabilities) - 1.4%		1,966,113

Net Assets - 100.0%		$ 136,230,018

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.6%	$14,190,313
Pharmaceuticals	8.5	11,408,309
Automobiles	7.1	9,517,850
Trading Companies & Distributors	5.8	7,833,104
Household Durables	5.8	7,822,801
Metals & Mining	4.6	6,191,750
Capital Markets	4.0	5,351,172
Diversified Telecommunication Services	3.8	5,058,809
Marine	3.2	4,260,400
Industrial Conglomerates	3.1	4,105,516
Health Care Equipment & Supplies	3.0	3,994,564
Oil, Gas & Consumable Fuels	2.9	3,961,194
Insurance	2.9	3,939,375
IT Services	2.8	3,820,585
Electric Utilities	2.8	3,789,797
Building Products	2.8	3,744,652
Semiconductors & Semiconductor Equipment	2.7	3,615,925
Technology Hardware, Storage & Peripherals	2.7	3,611,619
Air Freight & Logistics	2.6	3,490,758
Tobacco	2.1	2,830,054
Construction & Engineering	1.8	2,431,575
Food Products	1.6	2,196,301
Beverages	1.4	1,877,563
Electronic Equipment, Instruments & Components	1.3	1,770,832
Specialty Retail	1.3	1,685,065
Wireless Telecommunication Services	1.1	1,503,769
International Equity Funds	1.0	1,375,177
Construction Materials	0.8	1,045,512
Food & Staples Retailing	0.8	1,030,897
Machinery	0.6	844,858
Electrical Equipment	0.5	707,685
Real Estate Management & Development	0.5	690,066
Life Sciences Tools & Services	0.5	687,867
Chemicals	0.4	550,561
Communications Equipment	0.4	495,185
Energy Equipment & Services	0.3	379,904
Internet & Direct Marketing Retail	0.3	358,123
Textiles, Apparel & Luxury Goods	0.3	340,467
Personal Products	0.2	287,182

Investments	98.9	132,797,136
Short-Term Investments	1.1	1,466,769

Total Investments	100.0%	$134,263,905

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,659,213	$126,365,054	$—	$129,024,267
Preferred Stocks	—	2,397,692	—	2,397,692
Exchange-Traded Fund	1,375,177	—	—	1,375,177
Other Investment Company	1,466,769	—	—	1,466,769

Total Investments	$5,501,159	$128,762,746	$—	$134,263,905

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $1,789,567, representing 1.3% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,912,693, collateralized by cash collateral of $1,466,769 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,607,544. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at July 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5